Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net
6. Accounts Receivable, Net
The following is a summary of accounts receivable as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable, net:
Accounts receivable	283,159	258,156
Allowance for expected credit losses:
Balance at the beginning of the year	(2,278)	(14,329)
Additional provision charged to expenses	(12,051)	667
Write-off	—	3,845
Balance at the end of the year	(14,329)	(9,817)

	268,830	248,339